LOSS PER SHARE - Weighted average number of shares excluded from calculation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share option
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)	7,194,850	15,028,082	18,640,216
Restricted share units
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)	18,970,100	21,358,045	17,133,658